UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

BlueBay Destra International Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877)855-3434

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

BlueBay Destra International Event-Driven Credit Fund

Semi-Annual Report

March 31, 2024

(Unaudited)

Bluebay Destra International Event-Driven Credit Fund
Risk Disclosure
As of March 31, 2024 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at www.destracapital.com.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of March 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 27.9%
	CANADA – 2.2%
$5,000,000	VetStrategy Canada Holdings, Inc., 10.866% (1-Month Term SOFR + 550 basis points), 12/06/2028(1)	$5,018,750

	FRANCE – 1.5%
3,332,727	Biscuit Holding SASU, 8.136% (6-Month Euribor + 400 basis points), 02/14/2027(1)(2)	3,347,935

	GERMANY – 9.3%
	IFA Holding GmbH TL:
$401,087	4.000%, 03/31/2025(3)(4)(5)	259,912
$401,087	0.000%, 03/31/2029(3)(4)(5)	43,319
1,368,009	IFA Holding GmbH TL2, 7.912%, 03/31/2025(2)(3)(4)	886,495
1,237,723	IFA Holding GmbH TL3, 7.912%, 03/31/2025(2)(3)(4)	768,647
$13,226,631	Leoni Bordnetz-Systeme GmbH, 4.000%, 12/31/2026(3)(4)(5)(6)	10,642,445
	Varta AG:
$4,951,773	3.500%, 06/04/2026(5)	3,577,855
$6,684,894	3.200%, 06/04/2026(5)	4,830,105
		21,008,778
	LUXEMBOURG – 6.3%
	Arvos BidCo Sarl:
$8,530,107	10.000% (3-Month Euribor + 1,000 basis points), 08/29/2024(1)(5)	4,260,907
$4,927,193	5.500%, 08/29/2024(5)	2,295,259
$4,137,450	5.500%, 08/29/2024(5)	1,927,369
1,452,145	Takko Luxembourg TL, 15.000%, 12/09/2026(2)(3)(4)(7)	1,489,943
4,046,226	Takko Luxembourg TL B, 12.500%, 11/09/2026(2)(3)(4)	4,238,945
		14,212,423
	SAUDI ARABIA – 0.4%
	Ahmad Hamad Al Gosaibi& Brothers TL:
$3,047,652	0.000%, 01/01/2050(3)(4)(6)	167,621
3,240,000	0.000%, 01/01/2050(2)(3)(4)(6)	192,461
8,400,000	0.000%, 01/01/2050(2)(3)(4)(6)	498,974
		859,056
	SINGAPORE – 0.4%
559,227	Teide Pte, Ltd. 1L, 10.000%, 08/01/2026(2)(7)	394,602
1,171,683	Teide Pte, Ltd. 2L, 8.000%, 12/31/2026(2)(7)	567,341
		961,943
Shares or Principal Amounts	Description	Value
	BANK LOANS (continued)
	SPAIN – 3.4%
$7,700,000	Deoleo SA, 9.431% (3-Month Euribor + 400 basis points), 06/24/2025(1)	$7,692,515

	UNITED ARAB EMIRATES – 1.1%
	Gulf Marine Middle East FZE:
$2,229,464	8.710%, 06/09/2025(1)(3)(4)(7)	1,995,370
$602,467	8.710%, 06/09/2025(1)(3)(4)(7)	539,208
		2,534,578
	UNITED KINGDOM – 3.3%
$1,300,000	IVC Acquisition, Ltd., 5.000%, 12/06/2028(5)	1,384,931
	Praesidiad, Ltd.:
$586,394	11.926%, 10/04/2024(3)(4)	630,156
$1,713,839	9.641% (3-Month USD Libor + 425 basis points), 10/04/2024(1)	994,027
$6,950,379	7.958% (3-Month Euribor + 400 basis points), 10/04/2024(1)	4,338,826
		7,347,940
	TOTAL BANK LOANS (Cost $64,262,463)	62,983,918

	COMMON STOCK – 2.6%
	MARSHALL ISLANDS – 2.6%
82,363	Scorpio Tankers, Inc.	5,893,073
	TOTAL COMMON STOCK (Cost $3,554,020)	5,893,073

	CORPORATE DEBT SECURITIES – 10.2%
	BERMUDA – 7.2%
	Borr IHC, Ltd.:
5,870,000	10.000%, 11/15/2028(8)	6,124,077
2,000,000	10.375%, 11/15/2030(8)	2,090,000
8,000,000	PS Marine Midco, Ltd., 10.000%, 04/19/2027(3)(4)(5)	8,075,040
		16,289,117
	FRANCE – 2.1%
4,770,000	Iliad Holding SASU, 7.000%, 10/15/2028(8)	4,724,852

	LUXEMBOURG – 0.9%
	Altice France Holding SA:
681,000	10.500%, 05/15/2027	252,699
5,910,000	6.000%, 02/15/2028	1,642,543
		1,895,242

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	UNITED STATES – 0.0%
98,706	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(3)(8)(9)	$59,223
	TOTAL CORPORATE DEBT SECURITIES (Cost $22,282,664)	22,968,434

	INTERNATIONAL DEBT SECURITIES – 35.5%
	BERMUDA – 11.0%
	Floatel International, Ltd.:
3,320,000	11.250%, 03/23/2026(8)	3,610,500
2,066,552	10.000%, 09/24/2026(7)	2,056,219
2,351,155	6.000%, 09/24/2026	2,339,399
659,010	0.000%, 09/24/2026(7)	655,715
11,250,000	9.750%, 04/10/2029(5)	10,800,000
4,984,616	Odfjell Rig III, Ltd., 9.250%, 05/31/2028	5,420,770
		24,882,603
	CANADA – 3.2%
7,300,000	International Petroleum Corp., 7.250%, 02/01/2027(8)	7,157,687

	GERMANY – 3.4%
8,200,000	DEMIRE Deutsche Mittelstand Real Estate AG, 1.875%, 10/15/2024	5,836,993
2,551,142	Tele Columbus AG, 10.000%, 03/19/2029	1,923,207
		7,760,200
	ITALY – 1.1%
2,463,000	Rekeep SpA, 7.250%, 02/01/2026	2,404,956

	LUXEMBOURG – 6.2%
753,000	Altice France Holding SA, 4.000%, 02/15/2028	201,868
8,481,050	Avation Capital SA, 9.000%, 10/31/2026(7)(8)	7,295,272
6,295,000	Gategroup Finance Luxembourg SA, 3.000%, 02/28/2027	5,762,298
15,700,000	Metalcorp Group SA, 8.500%, 06/28/2026	487,498
593,141	Paper Industries Intermediate Financing Sarl, 10.442% (3-Month Euribor + 650 basis points), 09/01/2028(1)(3)(7)(8)	304,290
		14,051,226
	NETHERLANDS – 2.4%
10,403,000	Compact Bidco BV, 5.750%, 05/01/2026	5,296,441
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	NORWAY – 0.6%
793,985	BOA OCV AS, 2.000%, 12/31/2024(7)(8)	$512,315
9,501,626	REM Saltire Holding AS, 7.000%, 12/31/2024(8)	858,322
		1,370,637
	UNITED KINGDOM – 7.6%
	Frigo Debtco PLC:
1,699,150	11.000%, 04/20/2026(7)(8)	1,523,161
6,793,787	11.000%, 04/20/2028(7)	3,228,498
7,510,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 07/17/2024(1)(3)(4)(9)(10)	34,153
1,763,750	KCA Deutag Pikco PLC, 15.000%, 12/01/2027(3)(4)(7)	1,815,534
5,050,000	KCA Deutag UK Finance PLC, 9.875%, 12/01/2025	5,102,288
5,204,000	Voyage Care BondCo PLC, 5.875%, 02/15/2027	5,454,470
		17,158,104
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $79,243,070)	80,081,854

	INTERNATIONAL EQUITIES – 12.0%
	BERMUDA – 1.8%
632,000	Borr Drilling, Ltd.	4,019,689

	LUXEMBOURG – 0.0%
423,995	Takko, A Shares(3)(4)	4
423,995	Takko, B Shares(3)(4)	4
423,995	Takko, C Shares(3)(4)	4
423,995	Takko, D Shares(3)(4)	4
423,995	Takko, E Shares(3)(4)	5
423,995	Takko, F Shares(3)(4)	5
423,995	Takko, G Shares(3)(4)	5
423,995	Takko, H Shares(3)(4)	5
423,995	Takko, I Shares(3)(4)	5
423,995	Takko, J Shares(3)(4)	5
		46
	NORWAY – 5.6%
1,538,008	DOF Group ASA, Common Shares(10)	10,445,627
9,760,901	Jacktel AS(3)(4)(10)	2,339,320
		12,784,947
	SINGAPORE – 0.1%
24,603,214	Teide, Ltd.(3)(4)	265,722

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (continued)
	UNITED KINGDOM – 4.5%
7,013,648	Gym Group PLC(8)(10)	$10,171,384
	TOTAL INTERNATIONAL EQUITIES (Cost $22,863,170)	27,241,788

	PRIVATE COMPANIES – 3.6%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(3)(4)	-
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(3)(7)(8)	666
117,000	12.000%, 10/01/2028(3)(7)(8)	-
		666
	BERMUDA – 1.4%
436,438	Floatel International, Ltd., Warrants, 03/16/2025(3)(4)(10)	4
1,632,161	PS Marine Holding, Ltd., Common Shares(5)	3,264,322
		3,264,326
	LUXEMBOURG – 0.2%
3,500	Avation PLC, Warrants, 10/31/2026	663
28,205,068	Paper Industries TopCo, Ltd., Common Shares(3)(4)	456,935
		457,598
	UNITED KINGDOM – 2.0%
5,956	Frigo Debtco PLC, Common Shares(3)(4)	96,490
9,570	Frigo Newco 1 Ltd., Common Shares(3)(4)(5)	155,038
59,829	KCA Deutag, Common Shares(3)(4)(5)	4,158,116
		4,409,644
	UNITED STATES – 0.0%
64	Voyager Aviation Holdings LLC, Common Shares(3)(4)	-
384	Voyager Aviation Holdings LLC, Preferred Shares(3)(4)	4
		4
	TOTAL PRIVATE COMPANIES (Cost $8,439,437)	8,132,238
Shares or Principal Amounts	Description	Value
	SHORT-TERM INVESTMENTS – 23.4%
	UNITED STATES – 23.4%
52,920,577	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class,5.197%(11)	$52,920,577

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,920,577)	52,920,577
	TOTAL INVESTMENTS – 115.2% (Cost $253,565,401)	260,221,882
	Liabilities in Excess of Other Assets – (15.2)%	(34,425,293)
	TOTAL NET ASSETS – 100.0%	$225,796,589

(1)	Floating rate security. Rate as of March 31, 2024 is disclosed.
(2)	Principal amount shown in Euro; value shown in U.S. Dollars.
(3)	Fair valued using significant unobservable inputs.
(4)	Restricted investment as to resale (see Note 2).
(5)	When-issued security that has not settled as of March 31, 2024. Rate is not in effect at March 31, 2024.
(6)	Investment made through participation in a settlement claim (see Note 2).
(7)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At March 31, 2024, the total value of these securities is $44,431,749, representing 19.7% of net assets.
(9)	Security is in default.
(10)	Non-income producing security.
(11)	The rate is the annualized seven-day yield as of March 31, 2024.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

At March 31, 2024, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

								Unrealized
		Currency	Currency	Contract Amount				Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy	Sell		Value	(Depreciation)
June 14, 2024	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$697,823	EUR	641,382	$694,285	$3,538
June 14, 2024	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone	$437,167	NOK	4,567,397	421,529	15,638
June 14, 2024	Brown Brothers Harriman	U.S. Dollar	Pound Sterling	$14,031,579	GBP	10,920,196	13,790,111	241,468
June 14, 2024	Citibank, N.A.	U.S. Dollar	Norwegian Krone	$17,795,016	NOK	185,460,138	17,116,271	678,745
June 14, 2024	Enskilda Securities, Inc.	U.S. Dollar	Norwegian Krone	$776,559	NOK	8,237,578	760,253	16,306
June 14, 2024	Merrill Lynch	U.S. Dollar	Euro Currency	$263,303	EUR	241,003	260,882	2,421
June 14, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Euro Currency	$541,905	EUR	498,604	539,730	2,175
June 14, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Swis Franc	$5,868,037	CHF	5,093,372	5,698,263	169,774
June 14, 2024	NatWest Markets Securities, Inc.	U.S. Dollar	Swis Franc	$345,324	CHF	301,111	336,871	8,453
June 14, 2024	Societe Generale	U.S. Dollar	Euro Currency	$55,192,062	EUR	50,266,137	54,412,201	779,861
June 14, 2024	Wells Fargo Securities, LLC	U.S. Dollar	Pound Sterling	$525,930	GBP	414,043	522,857	3,073
June 24, 2024	Brown Brothers Harriman	U.S. Dollar	Pound Sterling	$1,896,423	GBP	1,500,000	1,894,124	2,299
								$1,923,751

At March 31, 2024, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Credit Default Swap Contracts:

				Notional		Premium		Unrealized
		Pay Rate /	Maturity	Amount at		(Paid)		Appreciation
Underlying Instrument	Counterparty	Frequency	Date	Value(1)		Received	Value	(Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Citibank, N.A.	5.000% / Quarterly	6/20/2029	EUR	19,690,000	$(1,969,114)	$(1,910,785)	$58,329
Next PLC Credit Default Swap(3)	Citigroup, Inc.	1.000% / Quarterly	6/20/2029	EUR	1,100,000	(26,528)	(27,727)	(1,199)
								$57,130

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S41 5Y Corp.
(3)	The underlying issuer is NXTLN CDS EUR SR 5Y D14

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

		% of Net
Summary by Industry Group	Value	Assets
Bank Loans
Apparel	$5,728,888	2.6%
Auto Parts & Equipment	1,958,373	0.9
Commercial Services	8,497,587	3.8
Diversified Financial Services	961,943	0.4
Electric	19,125,980	8.4
Electronics	8,407,960	3.7
Food	11,040,450	4.9
Investment Companies	859,056	0.4
Pharmaceuticals	6,403,681	2.8
Total Bank Loans	62,983,918	27.9
Common Stock
Transportation	5,893,073	2.6
Total Common Stock	5,893,073	2.6
Corporate Debt Securities
Diversified Financial Services	59,223	0.0
Investment Companies	9,970,282	4.5
Oil & Gas	8,214,077	3.6
Telecommunications	4,724,852	2.1
Total Corporate Debt Securities	22,968,434	10.2
International Debt Securities
Building Materials	5,296,441	2.4
Commercial Services	2,404,956	1.1
Diversified Financial Services	7,295,272	3.2
Forest Products & Paper	304,290	0.1
Healthcare-Services	5,454,470	2.4
Investment Companies	201,868	0.1
Machinery-Diversified	4,751,659	2.1
Media	1,923,207	0.8
Mining	487,498	0.2
Oil & Gas	33,855,824	15.0
Oil & Gas Services	5,960,610	2.7
Real Estate	5,836,993	2.6
Retail	34,153	0.0
Transportation	6,274,613	2.8
Total International Debt Securities	80,081,854	35.5
International Equities
Apparel	46	0.0
Commercial Services	2,339,320	1.0
Diversified Financial Services	265,722	0.1
Leisure Time	10,171,384	4.5
Oil & Gas	4,019,689	1.8
Oil & Gas Services	10,445,627	4.6
Total International Equities	27,241,788	12.0

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2024 (unaudited)

		% of Net
Summary by Industry Group	Value	Assets
Private Companies
Airlines	$663	0.0%
Diversified Financial Services	4	0.0
Energy	4,158,116	1.8
Forest Products & Paper	457,601	0.2
Holding Companies-Diversified	3,264,322	1.4
Investment Companies	251,528	0.2
Oil & Gas	4	0.0
Private Equity	-	-
Total Private Companies	8,132,238	3.6
Short-Term Investments
Money Market Fund	52,920,577	23.4
Total Short-Term Investments	52,920,577	23.4
Total Investments	260,221,882	115.2
Liabilities in Excess of Other Assets	(34,425,293)	(15.2)
Net Assets	$225,796,589	100.0%

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Assets and Liabilities
March 31, 2024 (unaudited)

Assets:
Investments, at value (cost $253,565,401)	$260,221,882
Cash	233,876
Restricted cash:
Deposits held at broker for forward contracts	2,600,000
Deposits held at broker for swap contracts	2,945,717
Foreign currency, at value (cost $10,058,883)	10,004,060
Unrealized appreciation on:
Forward foreign exchange contracts	1,923,751
Credit default swap contracts	58,329
Receivables:
Interest	2,952,514
Dividends	34,741
Fund shares sold	968,778
Investments sold	9,963
Escrow proceeds	281,427
Prepaid expenses	78,400
Total assets	282,313,438

Liabilities:
Premiums paid on credit default swap contracts	1,995,642
Unrealized depreciation on:
Credit default swap contracts	1,199
Payables:
Investments purchased	54,153,604
Management fee (see note 4)	262,543
Accounting and administrative fees	41,281
Transfer agent fees and expenses	31,103
Custody fees	12,660
Distribution fees	6,231
Shareholder servicing fees	5,433
Accrued other expenses	7,153
Total liabilities	56,516,849
Commitments and contingencies (see note 2(f))
Net assets	$225,796,589

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$213,679,481
Total distributable earnings	12,117,108
Net assets	$225,796,589

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Assets and Liabilities (continued)
March 31, 2024 (unaudited)

Net assets:
Class I	$199,764,177
Class A	10,202,266
Class L	2,051,322
Class T	13,778,824

Shares outstanding:
Class I	8,345,037
Class A	426,531
Class L	85,832
Class T	579,170

Net asset value per share:
Class I	$23.94
Class A	23.92
Maximum offering price per share(1)	25.38
Class L	23.90
Maximum offering price per share(2)	24.96
Class T	23.79
Maximum offering price per share(3)	24.53

(1)	Include a sales charge of 5.75%.
(2)	Include a sales charge of 4.25%.
(3)	Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Operations
For the Six Months Ended March 31, 2024 (unaudited)

Investment income:
Interest income(1)	$11,282,376
Dividend income	93,317
Total investment income	11,375,693

Expenses:
Management fee (see note 4)	1,581,153
Accounting and administrative fees	158,784
Professional fees	141,788
Transfer agent fees and expenses	139,849
Custody fees	66,830
Registration fees	40,351
Shareholder reporting fees	32,202
Trustee fees (see note 15)	16,823
Chief financial officer fees (see note 15)	14,112
Insurance expense	9,893
Chief compliance officer fees (see note 15)	9,553
Distribution fees Class L (see note 7)	2,428
Distribution fees Class T (see note 7)	31,742
Shareholder servicing fees Class A (see note 7)	10,813
Shareholder servicing fees Class L (see note 7)	2,428
Shareholder servicing fees Class T (see note 7)	15,871
Other expenses	16,319
Total expenses	2,290,939
Expenses waived by adviser (see note 5)	(194,747)
Net expenses	2,096,192
Net investment income	9,279,501

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,649,857
Foreign currency transactions	118,515
Forward foreign exchange contracts	(940,550)
Swap contracts	(1,613,874)
Total net realized gain	213,948

Net change in unrealized appreciation on:
Investments	3,942,712
Foreign currency translations	118,014
Forward foreign exchange contracts	934,458
Swap contracts	454,020
Total net change in unrealized appreciation	5,449,204
Net realized and unrealized gain	5,663,152
Net increase in net assets resulting from operations	$14,942,653

(1)	Net of foreign withholding taxes of $0.

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase in net assets resulting from operations:
Net investment income	$9,279,501	$9,023,732
Net realized gain	213,948	4,141,058
Net change in unrealized appreciation	5,449,204	768,255
Net increase in net assets resulting from operations	14,942,653	13,933,045

Distributions to shareholders:
Class I	(7,014,407)	(10,834,466)
Class A	(356,826)	(775,472)
Class L	(77,541)	(233,808)
Class T	(513,212)	(1,322,700)
Total distributions to shareholders	(7,961,986)	(13,166,446)

Capital transactions:
Proceeds from shares sold:
Class I	74,565,983	83,395,458
Class A	2,691,876	6,027,822
Class T	1,724,063	6,171,927

Reinvestment of distributions:
Class I	3,242,864	8,514,111
Class A	228,008	469,766
Class L	77,541	233,809
Class T	345,608	919,537

Cost of shares repurchased:
Class I	(14,627,377)	(9,221,184)
Class A	(1,891,289)	(31,066)
Class T	(330,358)	(2,175,931)
Net increase in net assets from capital transactions	66,026,919	94,304,249
Total increase in net assets	73,007,586	95,070,848

Net assets:
Beginning of period	152,789,003	57,718,155
End of period	$225,796,589	$152,789,003

Capital share transactions:
Shares sold:
Class I	3,199,481	3,598,424
Class A	115,995	259,176
Class T	75,201	266,682

Shares reinvested:
Class I	140,412	377,918
Class A	9,883	20,801
Class L	3,366	10,415
Class T	15,097	41,144

Shares repurchased:
Class I	(635,954)	(399,708)
Class A	(82,641)	(1,374)
Class T	(14,395)	(96,343)
Net increase from capital share transactions	2,826,445	4,077,135

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Cash Flows
For the Six Months Ended March 31, 2024 (unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$14,942,653
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investments	(335,362,323)
Proceeds from redemptions, sales, or other dispositions of investments	241,887,750
Amortization of premium	(4,944,203)
Net realized (gain) loss on:
Investments	(2,649,857)
Foreign currency transactions	(118,515)
Forward foreign exchange contracts	940,550
Swap contracts	1,613,874
Purchased options contracts	-
Written options contracts	-
Principal paydowns	(569,332)
Net change in unrealized (appreciation) depreciation on:
Investments	(3,942,712)
Foreign currency translations	(118,014)
Forward foreign exchange contracts	(934,458)
Swap contracts	(454,020)
Change in operating assets and liabilities:
Receivables:
Fund shares sold	3,611,160
Investments sold	465,670
Interest	(546,090)
Dividends	-
Escrow proceeds	(219,353)
Prepaid expenses	(46,718)
Payables:
Investments purchased	39,531,741
Management fees	146,665
Custody fees	(37,056)
Accounting and administration fees	(7,191)
Professional fees	(112,844)
Transfer agent fees and expenses	(12,351)
Distribution fees	1,075
Shareholder servicing fees	789
Accrued other expenses	(5,359)
Net cash provided by operating activities	(46,938,469)

Cash flows from financing activities:
Due to Broker	-
Proceeds from shares sold, net of receivable for fund shares sold	78,981,922
Payments for shares repurchased	(16,849,024)
Cash distributions paid, net of reinvestment	(4,067,965)

Net cash provided by financing activities	58,064,933

Effect of exchange rate changes in cash	230,437

Net change in cash and cash equivalents	11,356,901

Cash, restricted cash, and foreign currency at beginning of period	4,426,752

Cash, restricted cash, and foreign currency at end of period	$15,783,653

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Statement of Cash Flows (continued)
For the Six Months Ended March 31, 2024 (unaudited)

Supplemental schedule of non-cash activity:
Reinvestment of distributions	$3,894,021

Reconciliation of unrestricted cash, restricted cash, and foreign currency at the beginning of year to the Statement of Assets and Liabilities
Cash	50,000
Restricted cash:
Deposits held at broker for forward contracts	1,480,000
Deposits held at broker for swap contracts	1,177,365
Foreign currency	1,719,387
4,426,752
Reconciliation of unrestricted cash, restricted cash, and foreign currency at the end of year to the Statement of Assets and Liabilities
Cash	233,876
Restricted cash:
Deposits held at broker for forward contracts	2,600,000
Deposits held at broker for swap contracts	2,945,717
Foreign currency	10,004,060
15,783,653

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated

Period ended September 30,	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2),(3)	Gross expenses(4),(5)	Net expenses(4),(5),(6)	Net investment income(4),(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2024(7)	$23.13	$1.20	$0.60	$1.80	$(0.75)	$(0.24)	$-	$(0.99)	$23.94	7.97%	2.46%	2.25%	10.30%	$199,764	41%
2023	22.80	2.16	1.41	3.57	(2.84)	(0.40)	-	(3.24)	23.13	16.66	2.82	2.25	9.32	130,454	60
2022	29.37	1.99	1.89	3.88	(3.55)	(6.90)	-	(10.45)	22.80	16.93	3.46	2.25	8.04	47,067	72
2021	23.94	1.22	5.26	6.48	(1.05)	-	-	(1.05)	29.37	27.25	3.05	2.28	4.55	35,866	98
2020	25.20	0.71	(0.59)	0.12	(0.48)	(0.16)	(0.74)	(1.38)	23.94	0.64	3.06	2.32	2.98	52,398	130
2019	24.50	0.90	0.96	1.86	(1.16)	-	-	(1.16)	25.20	7.85	4.08	2.95	3.68	51,828	124
Class A
2024(7)	23.11	1.17	0.60	1.77	(0.72)	(0.24)	-	(0.96)	23.92	7.86	2.71	2.50	10.10	10,202	41
2023	22.79	2.03	1.48	3.51	(2.79)	(0.40)	-	(3.19)	23.11	16.38	3.07	2.50	8.80	8,857	60
2022	29.37	1.95	1.86	3.81	(3.49)	(6.90)	-	(10.39)	22.79	16.61	3.71	2.50	7.93	2,386	72
2021	23.94	1.45	4.97	6.42	(0.99)	-	-	(0.99)	29.37	26.96	3.30	2.53	5.33	1,454	98
2020	25.20	0.65	(0.59)	0.06	(0.46)	(0.16)	(0.70)	(1.32)	23.94	0.39	3.31	2.57	2.72	1,145	130
2019(8)	23.67	0.65	2.00	2.65	(1.12)	-	-	(1.12)	25.20	11.42	4.26	3.24	3.41	1,114	124
Class L
2024(7)	23.09	1.16	0.58	1.74	(0.69)	(0.24)	-	(0.93)	23.90	7.73	2.96	2.75	10.00	2,051	41
2023	22.77	2.19	1.25	3.44	(2.72)	(0.40)	-	(3.12)	23.09	16.06	3.32	2.75	9.48	1,904	60
2022	29.35	1.80	1.94	3.74	(3.42)	(6.90)	-	(10.32)	22.77	16.33	3.96	2.75	7.28	1,641	72
2021	23.94	1.38	4.96	6.34	(0.93)	-	-	(0.93)	29.35	26.64	3.55	2.78	5.08	1,410	98
2020	25.20	0.60	(0.60)	-	(0.44)	(0.16)	(0.66)	(1.26)	23.94	0.13	3.56	2.82	2.49	1,114	130
2019(8)	23.67	0.60	2.00	2.60	(1.07)	-	-	(1.07)	25.20	11.22	4.50	3.49	3.16	1,112	124
Class T
2024(7)	23.00	1.12	0.58	1.70	(0.67)	(0.24)	-	(0.91)	23.79	7.56	3.21	3.00	9.71	13,779	41
2023	22.70	2.05	1.33	3.38	(2.68)	(0.40)	-	(3.08)	23.00	15.80	3.57	3.00	8.90	11,573	60
2022	29.31	1.86	1.80	3.66	(3.37)	(6.90)	-	(10.27)	22.70	16.01	4.21	3.00	7.62	6,624	72
2021	23.93	1.43	4.84	6.27	(0.89)	-	-	(0.89)	29.31	26.32	3.80	3.03	5.26	3,037	98
2020	25.20	0.44	(0.50)	(0.06)	(0.42)	(0.16)	(0.63)	(1.21)	23.93	(0.11)	3.81	3.07	1.86	1,636	130
2019(8)	23.67	0.55	2.00	2.55	(1.02)	-	-	(1.02)	25.20	11.01	4.76	3.74	2.91	1,110	124

(1)	Based on average shares outstanding during the period.
(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year, with the exception of non-recurring organizational costs.
(5)	Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated

	Gross Expenses(4)	Net Expenses(4),(6)
Class I
2024(7)	2.46%	2.25%
2023	2.82	2.25
2022	3.45	2.25
2021	3.02	2.25
2020	3.01	2.27
2019	3.62	2.48
Class A
2024(7)	2.71	2.50
2023	3.07	2.50
2022	3.70	2.50
2021	3.27	2.50
2020	3.26	2.52
2019(8)	3.77	2.75
	Gross Expenses(4)	Net Expenses(4),(6)
Class L
2024(7)	2.96%	2.75%
2023	3.32	2.75
2022	3.95	2.75
2021	3.52	2.75
2020	3.51	2.77
2019(8)	4.02	3.00
Class T
2024(7)	3.21	3.00
2023	3.57	3.00
2022	4.20	3.00
2021	3.77	3.00
2020	3.76	3.02
2019(8)	4.27	3.25

(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). Effective November 19, 2018, the Adviser agreed to reimburse and/or pay “ordinary operating expenses” that exceed 0.50% per annum of the Fund’s average daily net assets. Prior to November 19, 2018, the Adviser had agreed to reimburse and/or pay its investment management fee and ordinary operating expenses that exceeded 2.25% per annum of the Fund’s daily “managed assets.”
(7)	For the six months ended March 31, 2024 (Unaudited).
(8)	Reflects operations for the period from December 21, 2018 (inception date of Class A, Class L and Class T) to September 30, 2019.

	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
Credit Facility, period ended:	2024	2023	2022	2021	2020	2019
Senior securities, end of period (000’s)	$-	$-	$-	$-	$-	$5,000
Asset coverage, per $1,000 of senior security principal amount	-	-	-	-	-	12,033
Asset coverage ratio of senior securities	-%	-%	-%	-%	-%	1,203%

See accompanying Notes to Financial Statements.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2024 (Unaudited)

1. Organization

BlueBay Destra International Event-Driven Credit Fund (the “Fund”) was established as a Delaware statutory trust on November 13, 2017. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund currently offers four classes of Shares, Classes I, A, L, and T. All classes of Shares have equal rights and voting privileges, except in matters affecting a single class. The Fund has adopted a fundamental policy to make a quarterly repurchase offer (“Repurchase Offer”) between 5% and 25% of the Fund’s outstanding Shares. The Fund’s inception date was May 9, 2018 (Class I Shares). The Fund’s commencement of investment operations date was on the business day following the inception date.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is RBC Global Asset Management (UK) Limited (the “Sub-Adviser”). RBC Global Asset Management (U.S.) Inc. (the “Former Sub-Sub-Adviser”) previously served as investment sub-sub-adviser to the Fund through November 10, 2022. The Sub-Adviser and Former Sub-Sub-Adviser are wholly-owned subsidiaries of Royal Bank of Canada (“RBC”).

The Fund’s investment objective is to provide attractive total returns, consisting of income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets (including borrowings for investment purposes) in credit related instruments and/or investments that have similar economic characteristics as credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, including issuers in emerging markets, derivatives and cash equivalents. There is no limit on the credit quality, duration or maturity of any investment in the Fund’s portfolio. Under normal market conditions, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, which may include those in emerging markets.

The Fund focuses on investing in long and short positions of debt (fixed or floating rate bonds and loans) or equity securities, including exchange-traded funds, preferred stock, warrants, and options on these securities, depositary receipts such as American Depositary Receipts, and derivatives such as futures and options on futures. These investments may be traded over-the-counter or on an exchange. The Fund may invest in issuers of any size, and in U.S. and non-U.S. issuers. Under normal market conditions, the Fund’s investments in equity securities, at the time of investment, will be limited to 20% of its total assets.

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

2. Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

(b) Investment Income, Expenses and Distributions

Investment income, expenses other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of Shares based upon the proportion of the net asset value (“NAV”) of each class of Shares at the beginning of each day. Investment transactions are recorded on a trade-date basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes net investment income, if any, quarterly and net realized gains (net of any capital loss carryovers) annually. Discounts and premiums on securities purchased are accreted and amortized using the yield-to-maturity method over the lives of the respective securities. Withholding taxes on foreign interest have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

(c) Cash and Restricted Cash

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of March 31, 2024, the Fund has restricted cash in the amount of $5,545,717. The restricted cash represents deposits held at brokers.

(d) Investment Valuation

The Board of Trustees of the Fund (“the Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurement (“ASC 820-10). The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s Sub-Adviser, outside legal counsel, or other third-party consultants in their discussions and deliberations.

In determining NAV, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments, including futures contracts, generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s Sub-Adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s Shares.

In certain situations, the valuation designee may use the fair value of a portfolio instrument if such portfolio instrument is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect NAV. A portfolio instrument that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because non-U.S. portfolio instruments may trade on days when Fund Shares are not priced, the value of portfolio instruments held by the Fund can change on days when Fund Shares cannot be redeemed. The valuation designee expects to use fair value pricing primarily when a portfolio instrument is not priced by a pricing service or a pricing service’s price is deemed unreliable.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular portfolio instrument may be different from the last price determined by the pricing service or the last bid or ask price in the market.

Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates fair value. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists:

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the private companies, the acquisition price of such investment or industry practices in determining fair value. The valuation designee may also consider the size and scope of a private company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/ or the size of the private company relative to comparable firms, as well as such other factors as the valuation designee, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with the Valuation Procedures. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the valuation designee, under the supervision of the Board.

Swaps typically will be valued using valuations provided by a third-party pricing service. Such pricing service valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers.

(e) Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, transfer or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

(f) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(g) Derivatives

Swap Contracts — The Fund may engage in various swap transactions, including forward rate and interest rate agreements, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection) and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2024, the Fund did not have any outstanding interest rate swap contracts.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2024, the Fund had two outstanding credit default swap contracts.

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be affected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

(h) Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at March 31, 2024 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	10/28/2021	$23,240	$167,621	0.07%
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	2/11/2022	-	192,461	0.09
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	9/27/2022	87,971	498,974	0.22
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Frigo Newco 1 Ltd., Common Shares	10/30/2023	223,356	155,038	0.07
Frigo Debtco PLC, Common Shares	2/21/2023	-	96,490	0.04
Gulf Marine Middle East FZE, 8.710%	3/29/2023	1,987,436	1,995,370	0.88
Gulf Marine Middle East FZE, 8.710%	3/29/2023	537,064	539,208	0.24
House of Fraser Funding PLC, 0.000%	3/27/2019	71,368	34,153	0.02
IFA Holding GmbH TL, 0.000%	8/21/2023	4,367	43,319	0.02
IFA Holding GmbH TL, 4.000%	8/21/2023	126,636	259,912	0.12
IFA Holding GmbH TL2, 7.912%	2/11/2022	843,148	886,495	0.39
IFA Holding GmbH TL3, 7.912%	2/11/2022	764,958	768,647	0.34
Jacktel AS	3/16/2022	1,832,278	2,339,320	1.04
KCA Deutag Pikco PLC, 15.000%	2/22/2024	1,819,975	1,815,534	0.80

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
KCA Deutag, Common Shares	2/15/2021	$4,130,075	$4,158,116	1.84%
Leoni Bordnetz-Systeme GmbH, 4.000%	11/30/2023	10,211,093	10,642,445	4.71
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	456,935	0.20
Praesidiad, Ltd., 11.926%	11/8/2023	577,602	630,156	0.28
PS Marine Midco, Ltd., 10.000%	3/21/2024	8,000,000	8,075,040	3.58
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	-	-	-
Takko Luxembourg TL B, 12.500%	2/23/2023	5,287,805	4,238,945	1.88
Takko Luxembourg TL, 15.000%	2/23/2023	1,879,233	1,489,943	0.66
Takko, A Shares	2/23/2023	-	4	0.00
Takko, B Shares	2/23/2023	-	4	0.00
Takko, C Shares	2/23/2023	-	4	0.00
Takko, D Shares	2/23/2023	-	4	0.00
Takko, E Shares	2/23/2023	-	5	0.00
Takko, F Shares	2/23/2023	-	5	0.00
Takko, G Shares	2/23/2023	-	5	0.00
Takko, H Shares	2/23/2023	-	5	0.00
Takko, I Shares	2/23/2023	-	5	0.00
Takko, J Shares	2/23/2023	-	5	0.00
Teide, Ltd.	3/22/2022	-	265,722	0.12
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	-	-	-
Voyager Aviation Holdings LLC, Preferred Shares	3/25/2019	49,712	4	0.00
		$39,104,709	$39,749,898	17.61%

(i) Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. Fair Value Measurement

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities reflected in the Schedule of Investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Bank Loans
Canada	$-	$5,018,750	$-	$5,018,750
France	-	3,347,935	-	3,347,935
Germany	-	8,407,960	12,600,818	21,008,778
Luxembourg	-	8,483,535	5,728,888	14,212,423
Saudi Arabia	-	-	859,056	859,056
Singapore	-	961,943	-	961,943
Spain	-	7,692,515	-	7,692,515
United Arab Emirates	-	-	2,534,578	2,534,578
United Kingdom	-	6,717,784	630,156	7,347,940
Common Stocks	5,893,073	-	-	5,893,073
Corporate Debt Securities
Bermuda	-	8,214,077	8,075,040	16,289,117
France	-	4,724,852	-	4,724,852
Luxembourg	-	1,895,242	-	1,895,242
United States	-	-	59,223	59,223
International Debt Securities
Bermuda	-	24,882,603	-	24,882,603
Canada	-	7,157,687	-	7,157,687
Germany	-	7,760,200	-	7,760,200
Italy	-	2,404,956	-	2,404,956
Luxembourg	-	13,746,936	304,290	14,051,226
Netherlands	-	5,296,441	-	5,296,441
Norway	-	1,370,637	-	1,370,637
United Kingdom	-	15,308,417	1,849,687	17,158,104
International Equities
Bermuda	4,019,689	-	-	4,019,689
Luxembourg	-	-	46	46
Norway	10,445,627	-	2,339,320	12,784,947
Singapore	-	-	265,722	265,722
United Kingdom	10,171,384	-	-	10,171,384
Private Companies
Australia	-	-	666	666
Bermuda	-	3,264,322	4	3,264,326
Luxembourg	663	-	456,935	457,598
United Kingdom	-	-	4,409,644	4,409,644
United States	-	-	4	4
Short-Term Investments	52,920,577	-	-	52,920,577
Total	$83,451,013	$136,656,792	$40,114,077	$260,221,882

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts	$-	$1,923,751	$-	$1,923,751
Swap Contracts	-	57,130	-	57,130
Total	$-	$1,980,881	$-	$1,980,881

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2024:

									Net Change
									in Unrealized
									Appreciation
									(Depreciation)
							Net Change in		Attributable
					Net	Amortization	Unrealized		to Level 3
	Balance	Transfers			Realized	of Premium	Appreciation	Balance	Investments
	as of	Into		Proceeds	Gain (Loss)	and	(Depreciation)	as of	Held at
	September 30,	(Out of)	Purchase of	from Sale of	on	Accretion of	on	March 31,	March 31,
Investments	2023	Level 3	Investments(1)	Investments(2)	Investments	Discount	Investments	2024	2024
Bank Loans
Germany	$1,010,228	$-	$10,211,093	$-	$-	$358,864	$1,020,633	$12,600,818	$1,020,633
Luxembourg	5,426,384	-	112,358	-	-	(224,925)	415,071	5,728,888	415,071
Saudi Arabia	799,225	-	-	-	-	-	59,831	859,056	59,831
United Arab Emirates	2,577,122	-	-	(113,352)	14,314	102,698	(46,204)	2,534,578	(46,204)
United Kingdom	-	-	627,830	(50,228)	-	-	52,554	630,156	52,554
Corporate Debt Securities
Bermuda	-	-	8,000,000	-	-	-	75,040	8,075,040	75,040
United States	111,090	-	-	(39,295)	(2,505)	-	(10,067)	59,223	(10,067)
International Debt Securities
Luxembourg	-	642,624	15,475	-	-	-	(353,809)	304,290	(353,809)
United Kingdom	42,548	-	1,827,620	-	-	(1,150)	(19,331)	1,849,687	(19,331)
International Equities
Luxembourg	45	-	-	-	-	-	1	46	1
Norway	1,908,811	(712,663)	1,167,530	-	-	-	(24,358)	2,339,320	(24,358)
Singapore	260,490	-	-	-	-	-	5,232	265,722	5,232
Private Companies
Australia	2,937	-	-	-	-	155	(2,426)	666	(2,426)
Bermuda	213,827	-	-	(639,928)	639,924	-	(213,819)	4	-
Luxembourg	597,249	-	-	-	-	-	(140,314)	456,935	(140,314)
United Kingdom	873,070	-	3,120,903	-	-	-	415,671	4,409,644	415,671
United States	4	-	-	-	-	-	-	4	-
Total Investments	$13,823,030	$(70,039)	$25,082,809	$(842,803)	$651,733	$235,642	$1,233,705	$40,114,077	$1,447,524

(1)	Includes acquisitions related to corporate actions.
(2)	Includes return of capital.

Transfers into Level 3 during the period represent investments being valued using unobservable third-party inputs.

Transfers out of Level 3 during the period represent investments being valued using observable market data.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2024:

					Impact on
	Fair Value				Valuation
	as of			Discount	from an
	March 31,	Valuation	Unobservable	Rate/Price/Range	Increase in
Investments	2024	Techniques	Inputs	(Simple Average)	Input
Bank Loans
Germany
IFA Holding GmbH TL	$259,912	Market Approach	Indicative Broker Quote	EUR 55.00 – EUR 65.00 (EUR 60.00)	Increase
IFA Holding GmbH TL	43,319	Market Approach	Indicative Broker Quote	EUR 5.00 – EUR 15.00 (EUR 10.00)	Increase
IFA Holding GmbH TL2	886,495	Market Approach	Indicative Broker Quote	EUR 55.00 – EUR 65.00 (EUR 60.00)	Increase
IFA Holding GmbH TL3	768,647	Market Approach	Indicative Broker Quote	EUR 55.00 – EUR 60.00 (EUR 57.50)	Increase
Leoni Bordnetz-Systeme GmbH	10,642,445	Market Approach	Indicative Broker Quote	EUR 74.50	Increase

Luxembourg
Takko Luxembourg TL	1,489,943	Market Approach	Indicative Broker Quote	EUR 95.00	Increase
Takko Luxembourg TL B	4,238,945	Market Approach	Indicative Broker Quote	EUR 97.00	Increase

Saudi Arabia
Ahmad Hamad Al Gosaibi & Brothers TL	167,621	Market Approach	Indicative Broker Quote	EUR 4.50 – EUR 6.50 (EUR 5.50)	Increase
Ahmad Hamad Al Gosaibi & Brothers TL	192,461	Market Approach	Indicative Broker Quote	EUR 4.50 – EUR 6.50 (EUR 5.50)	Increase
Ahmad Hamad Al Gosaibi & Brothers TL	498,974	Market Approach	Indicative Broker Quote	EUR 4.50 – EUR 6.50 (EUR 5.50)	Increase

United Arab Emirates
Gulf Marine Middle East FZE	1,995,370	Market Approach	Indicative Broker Quote	$88.00 – $91.00 ($89.50)	Increase
Gulf Marine Middle East FZE	539,208	Market Approach	Indicative Broker Quote	$88.00 – $91.00 ($89.50)	Increase

United Kingdom
Praesidiad, Ltd.	630,156	Market Approach	Indicative Broker Quote	EUR 98.00 – EUR 101.00 (EUR 99.50)	Increase

Corporate Debt Securities
Bermuda
PS Marine Midco, Ltd.	8,075,040	Market Approach	Indicative Broker Quote	$100.94	Increase

United States
Voyager Aviation Holdings LLC	59,223	Market Approach	Estimated Proceeds	$60.00	Decrease

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

					Impact on
	Fair Value				Valuation
	as of			Discount	from an
	March 31,	Valuation	Unobservable	Rate/Price/Range	Increase in
Investments	2024	Techniques	Inputs	(Simple Average)	Input
International Debt Securities
Luxembourg
Paper Industries Intermediate Financing Sarl	$304,290	Market Approach	Indicative Broker Quote	EUR 45.00 – EUR 50.00 (EUR 47.50)	Increase

United Kingdom
House of Fraser Funding PLC	34,153	Market Approach	Indicative Broker Quote	GBP 0.058 – GBP 0.662 (GBP 0.36)	Increase
KCA Deutag Pikco PLC	1,815,534	Market Approach	Indicative Broker Quote	$102.94	Increase

International Equities
Norway
Jacktel AS	2,339,320	Market Approach	Indicative Broker Quote	NOK 2.60	Increase

Singapore
Teide, Ltd.	265,722	Market Approach	Indicative Broker Quote	EUR 0.005 – EUR 0.015 (EUR 0.01)	Increase

Private Companies
Australia
Quintis Australia Pty, Ltd., Corporate Debt	666	Discounted Cash Flow	Discount Rate/ Liquidity Discount	30.00%	Decrease

Luxembourg
Paper Industries TopCo, Ltd., Common Shares	456,935	Market Approach	Indicative Broker Quote	EUR 0.01 – EUR 0.02 (EUR 0.015)	Increase

United Kingdom
Frigo Debtco PLC, Common Shares	96,490	Market Approach	Indicative Broker Quote	EUR 10.00 – EUR 20.00 (EUR 15.00)	Increase
Frigo Newco 1 Ltd., Common Shares	155,038	Market Approach	Indicative Broker Quote	EUR 10.00 – EUR 20.00 (EUR 15.00)	Increase
KCA Deutag, Common Shares	4,158,116	Market Approach	Indicative Broker Quote	$67.00 – $72.00 ($69.50)	Increase
Total Investments(1)	$40,114,023

(1)	Certain Level 3 investments of the Fund, totaling fair value assets of $54, have been recorded at fair value using third-party inputs (for example, broker quotes or third-party transactions). These investments are insignificant and have been excluded from the preceding table.

4. Investment Management

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at the annual rate of 1.75% of the Fund’s average daily Managed Assets during such period (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Advisory Fee”), payable monthly by the Adviser out of the Management Fee, in accordance with the following table:

	Management Fee Split
Managed Assets	Sub-Adviser	Adviser
Principal Seed Capital at Cost	100%	0%
Next $100 Million over Principal Seed Capital at Cost	70%	30%
In excess of $100 Million over Principal Seed Capital at Cost	60%	40%

Prior to November 10, 2022, the Sub-Adviser had an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) with the Former Sub-Sub-Adviser. Under the Sub-Sub-Advisory Agreement, the Former Sub-Sub-Adviser had received a sub-sub-advisory fee equal to the costs incurred by the Former Sub-Sub-Adviser in providing advisory services to the Fund plus a margin of 10% of such costs.

5. Expense Limitation

Effective November 19, 2018, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a monthly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation may be adjusted for different classes of Shares to account for class-specific expenses.

In consideration of the Expense Limitation Agreement, the Fund has agreed to repay the Adviser pro rata in the amount of any Fund expense paid or waived by it, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the date such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current Expense Limitation, if any, and the Expense Limitation that was in effect at the time when the Adviser reimbursed, paid or absorbed the ordinary operating expenses that are the subject of the repayment, to be exceeded. Unless earlier terminated by the Board, the Expense Limitation Agreement will remain in effect until January 31, 2034, and will automatically continue in effect for successive twelve-month periods thereafter. The Adviser may not terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s Trustees, legal fees related to the organization and offering of the Fund, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) Management Fee, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses, and (g) extraordinary expenses.

For the six months ended March 31, 2024, the Adviser waived expenses totaling $194,747 that are subject to reimbursement. As of March 31, 2024, the following amounts are subject to recapture by the Adviser by the following dates:

September 30,	September 30,	September 30,
2024	2025	2026
$420,151	$541,322	$555,026

6. Capital Stock

The Fund engages in a continuous offering of Shares under Rule 415 under the Securities Act of 1933, as amended. The Fund has registered a total of 5,040,000 Shares and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in all classes, with a par value of $0.001. The Fund is offering to sell, through its distributor, Destra Capital Investments LLC (the “Distributor”) its Shares at the then-current NAV per Share. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. The minimum initial investment (waived in certain circumstances) for Class I, A, L, and T Shares is $100,000, $2,500, $2,500, and $2,500, respectively. There is no minimum for subsequent investments. All Share purchases are

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

subject to approval of the Adviser. The minimum investment requirement may be waived in the Fund’s sole discretion. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time, if ever. No secondary market is expected to develop for the Fund’s Shares; liquidity for the Shares will be provided only through quarterly Repurchase Offers for no less than 5% and no more than 25% of the Fund’s outstanding Shares pursuant to Rule 23c-3 of the 1940 Act, and there is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer. If shareholders tender more than the Repurchase Offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more Shares than the Fund decides to repurchase, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s Shares may be speculative and involves a high degree of risk, including the risks associated with leverage.

During the six months ended March 31, 2024, the Fund had two Repurchase Offers as follows:

	Repurchase	Repurchase	% of	Number of
	Request	Offer	Shares	Shares
Repurchase Offer Notice	Deadline	Amount	Repurchased	Repurchased
December 18, 2023	January 22, 2024	5%	4.99%	411,685
March 18, 2024	April 22, 2024	5%	3.14%	312,756

7. Distribution and Shareholder Servicing Plans

Class L and Class T Shares have adopted a distribution plan (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 0.50% of the average daily net assets of Class L and Class T Shares, respectively. Payments are made to the Distributor, who may make ongoing payments to financial intermediaries based on the value of Shares held by such intermediaries’ customers.

Class A, Class L and Class T Shares have adopted a shareholder servicing plan (the “Servicing Plan”) under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of customers who own Class A, Class L or Class T Shares of the Fund. The Servicing Plan permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A, Class L and Class T Shares, respectively.

8. Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the six months ended March 31, 2024, were $131,582,374 and $59,031,819, respectively.

9. Revolving Credit Facility

On August 13, 2018, the Fund entered into a secured, revolving line of credit facility with BNP Paribas (the “Credit Facility”) with no stated maturity date. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $500,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 3-month LIBOR plus 0.90% per annum. During the six months ended March 31, 2024, there was no principal balance outstanding. Effective November 22, 2023, the Fund’s Credit Facility with BNP Paribas has been terminated.

10. Asset Coverage

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

11. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of March 31, 2024, as well as the notional value outstanding as of March 31, 2024:

	Average
	Quarterly	Notional
	Notional	Value
	Value	Outstanding
Forward foreign exchange contracts purchased long	$1,738,320	$-
Forward foreign exchange contracts sold short	70,741,363	98,371,128
Credit default swap contracts	15,176,872	22,566,718
Purchased options contracts	4,131,875	-
Written options contracts	3,455,750	-

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations, and are presented in the table below. The values of derivative instruments as of March 31, 2024 by risk category are as follows:

	Risk Category
	Foreign
	Currency	Credit
Derivative Assets (Liabilities)	Risk	Risk
Unrealized appreciation on forward foreign exchange contracts	$1,923,751	$-
Unrealized depreciation on forward foreign exchange contracts	-	-
Unrealized appreciation on swap contracts	-	58,329
Unrealized depreciation on swap contracts	-	(1,199)
Net	$1,923,751	$57,130

	Risk Category
	Foreign
	Currency	Credit
Derivative Realized Loss	Risk	Risk
Forward foreign exchange contracts	$(940,550)	$-
Swap contracts	-	(1,613,874)
Net	$(940,550)	$(1,613,874)

	Risk Category
	Foreign
	Currency	Credit
Derivative Change in Unrealized Appreciation	Risk	Risk
Forward foreign exchange contracts	$934,458	$-
Swap contracts	-	454,020
Net	$934,458	$454,020

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of March 31, 2024, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative (Liabilities)			Collateral Pledged
	Credit	Forward	Credit	Forward	Net
	Default	Foreign	Default	Foreign	Derivative
	Swap	Exchange	Swap	Exchange	Assets	Financial		Net
Counterparty	Contracts	Contracts	Contracts	Contracts	(Liabilities)	Instruments	Cash(1)	Amount
Brown Brothers Harriman	$-	$262,943	$-	$-	$262,943	$-	$-	$262,943
Citibank, N.A.	-	678,745	58,329	-	737,074	-	-	737,074
Citigroup, Inc.	-	-	(1,199)	-	(1,199)	-	1,199	-
Enskilda Securities, Inc.	-	16,306	-	-	16,306	-	-	16,306
Merrill Lynch	-	2,421	-	-	2,421	-	-	2,421
Morgan Stanley & Co. LLC	-	171,949	-	-	171,949	-	-	171,949
NatWest Markets Securities, Inc.	-	8,453	-	-	8,453	-	-	8,453
Societe Generale	-	779,861	-	-	779,861	-	-	779,861
Wells Fargo Securities, LLC	-	3,073	-	-	3,073	-	-	3,073
	$-	$1,923,751	$57,130	$-			$1,199

(1)	Amount of excess collateral totaled $5,778,394

12. Federal Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examination in progress during the six months ended March 31, 2024. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2024. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$152,498,758
Gross unrealized appreciation	9,632,505
Gross unrealized depreciation	(6,706,955)
Net unrealized appreciation	$2,925,550

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed ordinary income	$15,374
Undistributed long-term capital gains	1,424,758
Tax distributable earnings	1,440,132
Accumulated capital and other losses	-
Unrealized appreciation other	-
Unrealized appreciation on foreign currency translations	19,152
Unrealized appreciation on investments	2,925,550
Total distributable earnings	$4,384,834

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ended September 30, 2023, the Fund did not have any qualified post-October capital losses or post-December ordinary losses.

The tax character of distributions paid during the years ended September 30, 2022 and September 30, 2023 was as follows:

	2023	2022
Distributions paid from:
Ordinary income	$13,166,446	$10,510,940
Return of capital	-	-
Net long-term capital gains	-	5,300,068
Total distributions paid	$13,166,446	$15,811,008

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund did not have any capital loss carry forward to utilize during the year ended September 30, 2023.

13. Offering Price Per Share

A maximum front-end sales load of 5.75% for Class A Shares, 4.25% for Class L Shares and 3.00% for Class T Shares is imposed on purchases. Class I Shares are not subject to a sales load. For the six months ended March 31, 2024, there were $168,114 in sales charges received by broker dealers and $20,052 in sales charges received by affiliates.

14. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Charles Schwab & Co. Inc. owned 32% of the Fund.

15. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, and the Destra Multi-Alternative Fund) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the Fund. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2024 are disclosed in the Statement of Operations.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

16. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Investment and Market Risk — An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of senior loans, corporate bonds and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, local, regional or global events such as war or military conflict, terrorism, environmental disasters, trade disputes, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Credit Risk — Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Event-Driven Strategy Risk — Generally, the success of an event-driven strategy depends on the success of the prediction of whether the anticipated corporate event occurs or a successful outcome is achieved as a result of the event. Investing in or seeking exposure to companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected for the event, in which case the Fund may experience loss or fail to achieve a desired rate of return.

Senior Loans Risk — Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. The liquidation value of any collateral securing a senior loan may not satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments. Such collateral may also not be readily liquid.

Subordinated Loans Risk — In addition to risks similar to those of senior loans, subordinated loans do not have the first priority lien on underlying collateral of the loan and any claims will be subordinated to those lienholders with a higher claim. The cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower.

Covenant-Lite Loans Risk — Some of the loans in which the Fund may invest, or get exposure to through its investments in structured securities, may be “covenant-lite,” which means the obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

Corporate Bond Risk — The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and intermediate- and longer-term corporate bonds are generally more sensitive to changes in interest rates. The market value of a corporate bond also may be affected by factors directly related to the borrower, such as investors’ perceptions of the creditworthiness of the borrower, the borrower’s financial performance, perceptions of the borrower in the marketplace, performance of management of the borrower, the borrower’s capital structure and use of financial leverage and demand for the borrower’s goods and services. There is a risk that the borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Non-U.S. Securities Risk — The Fund’s investments in non-U.S. securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Mezzanine Investments Risk — The Fund may invest in mezzanine debt instruments that are expected to be unsecured and made in companies with capital structures having significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured.

Collateralized Loan Obligations (CLOs) Risk — (i) The underlying obligations of CLOs in which the Fund invests will include subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in senior loans. CLOs are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLOs may be characterized by the Fund as illiquid securities.

Asset-Backed Securities Risk — Asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.

Below Investment Grade Rating Risk — Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” Junk bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. These instruments may be particularly susceptible to economic downturns.

Leverage Risk — The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Special Situations and Stressed Investments Risk — Special situation investments are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Advisers. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time.

Reinvestment Risk — The Fund may reinvest the cash flows received from a security. There is a risk that the interest rate at which interim cash flows can be reinvested will fall.

Inflation/Deflation Risk — Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline.

Emerging Markets Risk — The Fund may invest in securities of issuers in “emerging markets” (or less developed countries). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. Emerging markets are more likely to experience hyperinflation and currency devaluations, political instability and abrupt changes in policies. Emerging markets may be subject to more social, political and economic fluctuation than those of developed markets.

Foreign Currency Risk — Changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.

Sovereign Government and Supranational Debt Risk — Issuers of sovereign debt and supranational debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue.

Currency Hedging Risk — The Advisers may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Derivatives Risk — The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic securities, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage.

Bluebay Destra International Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Swaps Risk — The Fund may also invest in credit default swaps, total return swaps and interest rate swaps, all of which are derivative instruments. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying reference assets. The Fund bears the risk of changes in value in the underlying reference assets. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. In a credit default swap, the protection “buyer” may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation occurs. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased.

Options and Futures Risk — The Fund may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible Financial Intermediaries. When options are purchased, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position.

Repurchase Agreements and Reverse Repurchase Agreements Risk — The Fund may invest in repurchase agreements. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. Reverse repurchase agreements also involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.

When-Issued Securities, Forward Commitments and Delayed Delivery Transactions Risk — Securities may be purchased on a “forward commitment” or “when-issued” basis, meaning securities are purchased or sold with payment and delivery taking place in the future (sometimes referred to as “delayed delivery”). From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. If the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous.

Short Sales Risk — When the Fund makes a short sale, if the security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may borrow securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected.

Liquidity Risk — The Fund may invest in securities that, at the time of investment are illiquid. The Fund may also invest in restricted securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities.

Management Risk — The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes or securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Repurchase Policy Risk — Quarterly repurchases by the Fund of its shares typically are funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Valuation Risk — Illiquid securities must be valued by Destra using fair value procedures. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

17. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and has identified the following for disclosure in the Fund’s subsequent events:

On April 22, 2024, the Fund completed a quarterly Repurchase Offer (see Note 6) resulting in 3.14% of the Fund’s Shares being repurchased.

Bluebay Destra International Event-Driven Credit Fund
Additional Information
March 31, 2024 (Unaudited)

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the fiscal year ended September 30, 2023, 1.03% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income — Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 2.06% as qualified dividend income paid during the fiscal year ended September 30, 2023.

Long-Term Capital Gain — The Fund designates $0 as a long-term capital gain distribution paid during the fiscal year ended September 30, 2023.

Proxy Voting — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request by calling 877-855-3434, by visiting Destra Capital Investments LLC’s website at www.destracapital.com or on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Bluebay Destra International Event-Driven Credit Fund
Approval of Investment Management Agreements
March 31, 2024 (Unaudited)

Renewal of BlueBay Destra International Event-Driven Credit Fund Advisory and Sub-Advisory Agreements

At a meeting held on November 10, 2023, the Board of Trustees of the BlueBay Destra International Event-Driven Credit Fund (the “Fund”), including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement between Destra Capital Advisors LLC (“Destra”) and the Fund (the “Advisory Agreement”) and the Sub-Advisory Agreement between the Fund, Destra, and BlueBay Asset Management LLP (“BlueBay” or the “Sub-Adviser”) (collectively, the “Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements. In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and the Sub-Adviser to the Fund under the relevant Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and the Sub-Adviser including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra and the Sub-Adviser who provide the investment advisory and/or administrative services to the Fund. The Board determined that Destra’s key personnel and the Sub-Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and the Sub-Adviser’s respective compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board evaluated the Fund’s performance for the one-year, three-year, and since inception periods ended August 30, 2023 as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund outperformed the peer group median over each such period. The Board considered the investment experience of Destra and the Sub-Adviser. The Board reviewed performance of the Fund over several relevant periods as well as compared against its benchmark and peer group. The Board concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the contractual advisory fee rate paid by the Fund to Destra for services under the Advisory Agreement, the fee paid by Destra to BlueBay under the Sub-Advisory Agreement, and information regarding total net expense ratio of the Fund. The Board compared the advisory fee and total net expense ratio for the Fund against the advisory fees and total expense ratios of a peer group of funds with similar investment strategies. The Board noted that the Fund’s contractual advisory fee was higher than the peer group median, and the Fund’s net expense ratio was lower than the peer group median. The Board concluded that the advisory fees paid by the Fund to Destra, the sub-advisory fees paid by Destra to BlueBay, were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by Destra and BlueBay regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Fund. With respect to Destra, the Board noted that Destra does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to BlueBay, the Board noted that BlueBay does not have a sub-advisory or segregated large institutional relationship with a comparable strategy.

Bluebay Destra International Event-Driven Credit Fund
Approval of Investment Management Agreements (continued)
March 31, 2024 (Unaudited)

Economies of Scale

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. With respect to Destra, the Board noted that the Fund shares the same service providers as other funds advised by Destra, and that Destra expects that as assets of the Fund grow, the Fund will experience greater economies of scale. With respect to Blue Bay, the Board noted the scale of RBC GAM UK and that its size could potentially lead to economies of scale for the Fund. As a result, the Board determined that economies of scale were not present at this time.

Profitability

The Board considered information related to Destra’s profitability from their management of the Fund during certain time periods. The Board considered Destra’s retrospective profitability analysis for 2022, and a projected profitability analysis for 2023 and 2024. As to BlueBay, the Board considered information regarding the gross management fee revenue accrued to BlueBay during 2022 and year to date through August 31, 2023. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of Destra and the Sub-Adviser was not unreasonable.

Other Benefits to Destra and the Sub-Adviser

The Board also considered other benefits potentially received by Destra and the Sub-Adviser from their management of the Fund. The Board noted that Destra may accrue benefits from selling and servicing other open-end or closed-end funds in parallel with the Fund and Destra’s sales effort may enjoy cross-selling opportunities to its existing clients and certain efficiencies in marketing the Fund alongside Destra’s other product offerings. With respect to BlueBay, the Board considered BlueBay’s statements that they do not anticipate any other benefits from its management of the Fund. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, the Sub-Adviser and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the renewals of the Advisory Agreements.

Bluebay Destra International Event-Driven Credit Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	RBC Global Asset Management (UK) Limited
London, United Kingdom
Randi Roessler
	Chief Compliance Officer	Distributor
Destra Capital Investments LLC
	Marcie McVeigh	Bozeman, MT
Assistant Treasurer
Administrator, Accounting Agent, and Transfer Agent
	Jake Schultz	UMB Fund Services, Inc.
	Secretary	Milwaukee, WI

	Ken Merritt	Custodian
	Assistant Secretary	Bank of New York Mellon
New York, NY

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd
Cleveland, OH

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward-looking statements generally include words such as “believes,” “expects,” “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward-looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your Shares of the Fund?

●	If your Shares are held in a Brokerage Account, contact your respective Broker.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		BlueBay Destra International Event-Driven Credit Fund

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/04/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/04/2024

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/04/2024